Investment in Unconsolidated Ventures (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Expense [Abstract]
Total operating expense	$ 2,687,799	$ 2,367,738	$ 2,214,541
Interest income	4,012	3,538	2,238
Balance Sheet Data [Abstract]
Cash and cash equivalents	69,240	30,836	81,827	66,370
Property, plant and equipment, net	3,879,977	3,694,064
Other	113,315	109,934
Total assets	4,665,978	4,466,061
Long-term debt	2,089,826	2,350,971
Total liabilities and stockholders' equity	4,665,978	4,466,061
Members' equity consists of [Abstract]
Cumulative net loss	(955,427)	(888,960)
Investment in Unconsolidated Ventures [Member]
Statement of Operations Data [Abstract]
Total revenue	295,539	154,964	84,689
Expense [Abstract]
Facility operating expense	202,855	103,611	54,766
Depreciation and amortization	49,142	23,923	12,730
Interest expense	50,825	27,072	13,153
Other expense	28,112	6,885	4,585
Total operating expense	330,934	161,491	85,234
Interest income	123	108	24
Net (loss) income	(35,272)	(6,419)	(521)
Balance Sheet Data [Abstract]
Cash and cash equivalents	16,578	15,255
Property, plant and equipment, net	1,073,610	1,012,941
Other	148,960	184,052
Total assets	1,239,148	1,212,248
Accounts payable and accrued expenses	66,841	61,199
Long-term debt	892,463	900,091
Members' equity	279,844	250,958
Total liabilities and stockholders' equity	1,239,148	1,212,248
Members' equity consists of [Abstract]
Invested capital	582,360	403,625
Cumulative net loss	(55,942)	(25,810)
Cumulative Distributions	(246,574)	(126,857)
Members' equity	$ 279,844	$ 250,958
Investment In Unconsolidated Ventures, 10 Percent Interest [Member]
Schedule of Investment in Unconsolidated Joint Ventures [Line Items]
Percentage ownership in unconsolidated joint ventures	10.00%	10.00%
Equity Method Investment Additional Information, Number of Communities Owned	21	21
Investment In Unconsolidated Ventures, 20 Percent Interest [Member]
Schedule of Investment in Unconsolidated Joint Ventures [Line Items]
Percentage ownership in unconsolidated joint ventures	20.00%	20.00%
Equity Method Investment Additional Information, Number of Communities Owned	13	13